Other liabilities (Details Text) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Impacts on the statement of income
Expenses of depreciation	R$ 854,620
Interest and similar expenses	393,879
Expenses of the foreign exchange variation	15,461
Expenses	1,263,960
Expenses short-term contracts	11,732
Within one year
Maturity of the leases
Financial liabilities	1,037,679
1 to 5 years
Maturity of the leases
Financial liabilities	3,007,071
More than 5 years
Maturity of the leases
Financial liabilities	R$ 1,680,210